Loans receivable	12 Months Ended
Jun. 30, 2012
Receivables [Abstract]
Loans receivable
Note 4 – Loans receivable

On June 8, 2011, Capital Paradise Limited (“CPL”), an unrelated party, borrowed $10,044,200 from Top Favour in an unsecured loan at an annual interest rate of 9.45%, with interest due every six months. The loan matured on June 7, 2012. On June 8, 2012, the Top Favour and CPL entered into a supplemental agreement to extend the maturity date to December 7, 2012, and to decrease the interest rate to 7% annually. On June 15, 2011, CPL repaid $86,610 of the loan principal, and on July 19, 2011, CPL repaid $1,859,053 of the loan principal.

On April 19, 2011, the Company loaned $2,165,800 (RMB 14 million) to Mr. Qimin Jian, an unrelated party. This loan was secured by the borrower’s land use rights, and carried an annual interest rate of 10.8%. Subsequent to June 30, 2011, both parties agreed to change the annual interest rate to 24%, commencing July 1, 2011. The principal of this loan was repaid in full on September 30, 2011.

On June 21, 2011, the Company loaned $4,641,000 (RMB 30 million) to Mr. Chong Chen, an unrelated party. This loan was guaranteed by an unrelated party, and carried an annual interest rate of 10.8%. Subsequent to June 30, 2011, both parties agreed to change the annual interest rate to 24%, commencing July 1, 2011. The principal of this loan, which was due on July 28, 2011, was repaid in full on August 17, 2011.

During the year ended June 30, 2012, the Company wrote off $353,561 of certain other receivables representing interest on the loans to Mr. Qimin Jian and Mr. Chong Chen from the prior fiscal year and for the three months ended September 30, 2011.

In August 2011, Top Favour loaned an additional $801,000 to CPL. This loan is unsecured, interest free, and due on demand. On November 4, 2011, Top Favour entered a supplement agreement with CPL to extend the loan to November 4, 2012 and to add an annual interest rate of 7%.

On September 19, 2011, the Company loaned $1,094,800 (RMB 7 million) to Pingdingshan Hongxin Industrial Co., Ltd. (“Hongxin”), an unrelated party. This loan was due on December 19, 2011, is unsecured, and carries an annual interest rate of 6.0%. In September 2011, the Company and Hongxin entered into a supplemental agreement to extend the loan to March 31, 2012. The principal of this loan was repaid in full on April 28, 2012.

On February 20, 2012, the Company loaned $950,400 (RMB 6 million) to Pingdingshan Hongfeng coal wash Co., Ltd. (“Hongfeng”), an unrelated party. This loan was due on August 20, 2012, was unsecured, and had an annual interest rate of 3.5%. The principal of this loan was settled in full on August 9, 2012 by a note from Hongfeng guaranteed by its bank. The note is due on February 9, 2013.

For the years ended June 30, 2012 and 2011, interest income from loans receivable amounted to $1,370,939, and $60,097, respectively.